Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	59,780	56,058	7,680
Leasehold improvements	468,265	462,622	63,379
Furniture, fixtures and equipment	154,736	147,255	20,174
Total	682,781	665,935	91,233
Less: Accumulated depreciation	(511,863)	(511,410)	(70,063)
Subtotal	170,918	154,525	21,170
Construction in progress	18,166	21,765	2,982
Total	189,084	176,290	24,152

Schedule of Depreciation Included in Consolidated Statements of comprehensive (loss)/income

Depreciation expense was RMB204.2 million, RMB155.0 million and RMB114.6 million (US$15.7 million) for the years ended December 31, 2022, 2023 and 2024, respectively, and were included in the following financial statement line items in the consolidated statements of comprehensive (loss)/income:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Cost of goods sold	13,026	36,086	20,295	2,780
Fulfillment expenses	168,374	104,009	87,169	11,942
Sales and marketing expenses	1,907	1,304	662	91
General and administrative expenses	6,804	2,492	2,735	375
Product development expenses	14,096	11,110	3,737	512
Total	204,207	155,001	114,598	15,700

The disposal gain or loss on property and equipment recognized as a result of closing down certain regional processing centers and frontline fulfillment stations was not significant for the periods presented.